CONCENTRATIONS	12 Months Ended
Jun. 30, 2025
CONCENTRATIONS
CONCENTRATIONS

NOTE 24. CONCENTRATIONS

Credit risk

As of June 30, 2024 and June 30, 2025, approximately ¥90.3 million and ¥36.6 million ($5.1 million) of the Company’s cash was on deposit at financial institutions in the PRC, respectively. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥84.4 million and ¥31.1 million ($4.3 million) as of June 30, 2024 and June 30, 2025, respectively. As of June 30, 2024 and June 30, 2025, approximately ¥108.7 million and ¥65.9 million ($9.2 million) of the Company’s cash was on deposit at financial institutions in the Hong Kong, respectively. Per Hong Kong regulations, the maximum insured bank deposit amount is HKD 800,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥105.5 million and ¥63.4 million ($8.8 million) as of June 30, 2024 and June 30, 2025, respectively.

Customer and supplier concentration risk

For the year ended June 30, 2023, CNPC represented 43% and SINOPEC represented 32% of the Company’s total revenue, respectively. At June 30, 2023, CNPC accounted for 31%, SINOPEC represented 27% and another two customers accounted for 11% and 10% of the Company’s accounts receivable, net, respectively.

For the year ended June 30, 2024, CNPC represented 48% and SINOPEC represented 19% of the Company’s total revenue, respectively. At June 30, 2024, CNPC accounted for 38%, SINOPEC represented 27% and another customer accounted for 6% of the Company’s accounts receivable, net, respectively.

For the year ended June 30, 2025, CNPC represented 44.0% and SINOPEC represented 17.0% of the Company’s total revenue, respectively. At June 30, 2025, CNPC accounted for 17.0%, SINOPEC represented 26.0% and another customer accounted for 57% of the Company’s accounts receivable, net, respectively.

For the fiscal year ended June 30, 2025, two major suppliers accounted for approximately 11.2% and 11.0% of the total purchases, respectively. For the fiscal year ended June 30, 2024, two major suppliers accounted for approximately 18.5% and 14.9% of the total purchases, respectively. For the fiscal year ended June 30, 2023, one major supplier accounted for 26.3% of the total purchases.